SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)			3 Months Ended	9 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Weighted average shares of Class B ordinary shares outstanding, basic	100		100
Weighted average shares of Class B ordinary shares outstanding, diluted	100		100
Class B ordinary shares - basic net income per share	$ (5.90)		$ (100.00)
Class B ordinary shares - diluted net income per share	$ (5.90)		$ (100.00)
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class A [Member]
Allocation of (loss)/income - basic				$ 2,509,890
Allocation of (loss)/income - diluted				$ 2,509,890
Weighted average shares of Class B ordinary shares outstanding, basic			29,200,000	15,393,007
Weighted average shares of Class B ordinary shares outstanding, diluted			29,200,000	15,393,007
Class B ordinary shares - basic net income per share		$ 0.00	$ 0.07	$ 0.16
Class B ordinary shares - diluted net income per share		$ 0.00	$ 0.07	$ 0.16
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class B [Member]
Allocation of (loss)/income - basic		$ (5,420)	$ 2,011,318	$ 1,946,080
Allocation of (loss)/income - diluted		$ (5,420)	$ 2,011,318	$ 1,946,080
Weighted average shares of Class B ordinary shares outstanding, basic		10,714,286	12,000,000	11,935,190
Weighted average shares of Class B ordinary shares outstanding, diluted		10,714,286	12,000,000	11,935,190
Class B ordinary shares - basic net income per share		$ 0.00	$ 0.17	$ 0.16
Class B ordinary shares - diluted net income per share		$ 0.00	$ 0.17	$ 0.16